OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER (LOSSES) GAINS
Other gains (losses)	$ 287	$ 2,876
Total	$ 287	$ 2,876